Long-Term Debt - Maturities of Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
2026	$ 15,402
2027	11,645
2028	5,773
2029	4,554
2030	4,264
Thereafter	19,126
Total	60,764	$ 58,002
Parent Company
Debt Instrument [Line Items]
2026	2,428
2027	5,355
2028	4,001
2029	4,571
2030	4,244
Thereafter	16,458
Total	$ 37,057	$ 35,257